CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015
Statement of Financial Position
Common Stock, par or stated value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	19,437,236	19,437,236
Common Stock, shares outstanding	19,437,236	19,437,236
Preferred Stock, par or stated value	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	400,000	400,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding